Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (5.1%)
	Air Products and Chemicals Inc.	7,255	2,075
	Nucor Corp.	6,932	1,161
	US Steel Corp.	35,062	1,074
	Commercial Metals Co.	14,790	765
	Steel Dynamics Inc.	5,576	703
	Albemarle Corp.	2,519	641
	Southern Copper Corp.	7,973	588
	Timken Co.	6,871	587
*	RBC Bearings Inc.	2,475	569
*	Livent Corp.	24,126	566
	Ryerson Holding Corp.	15,748	566
*	Piedmont Lithium Inc.	8,582	557
	Olin Corp.	7,965	460
	Sylvamo Corp.	8,915	440
*,1	Energy Fuels Inc.	62,931	422
	CF Industries Holdings Inc.	4,435	381
*	Rayonier Advanced Materials Inc.	45,754	375
*,1	Uranium Energy Corp.	98,733	365
*	TimkenSteel Corp.	17,937	328
	Mueller Industries Inc.	4,181	309
	Olympic Steel Inc.	5,663	297
	Carpenter Technology Corp.	5,670	274
	Materion Corp.	1,995	223
	Worthington Industries Inc.	3,519	213
	Haynes International Inc.	3,450	189
	Cabot Corp.	2,071	165
	Freeport-McMoRan Inc.	3,429	140
	Reliance Steel & Aluminum Co.	391	97
	Orion Engineered Carbons SA	3,621	92
*	Clearwater Paper Corp.	2,306	89
	UFP Industries Inc.	901	77
	American Vanguard Corp.	3,475	72
			14,860
Consumer Discretionary (13.5%)
*	O'Reilly Automotive Inc.	3,391	2,815
*	AutoZone Inc.	892	2,218
	TJX Cos. Inc.	26,443	2,026
	Starbucks Corp.	16,812	1,716
	McDonald's Corp.	4,677	1,234
*	Crocs Inc.	8,673	1,056
	Dollar General Corp.	4,483	970
	H&R Block Inc.	24,412	898

		Shares	Market Value ($000)
	Murphy USA Inc.	3,355	856
*	elf Beauty Inc.	11,142	833
	Tapestry Inc.	19,061	829
*	Las Vegas Sands Corp.	13,880	798
*	United Airlines Holdings Inc.	14,341	745
*	Chipotle Mexican Grill Inc. Class A	494	737
*	Wynn Resorts Ltd.	6,664	722
	Tempur Sealy International Inc.	16,872	721
*	Deckers Outdoor Corp.	1,701	708
*	Ulta Beauty Inc.	1,308	679
	Wingstop Inc.	3,971	676
*	BJ's Wholesale Club Holdings Inc.	8,127	584
	Yum! Brands Inc.	4,583	583
*	Etsy Inc.	4,753	577
*	Liberty Media Corp.-Liberty Formula One Class C	8,381	569
*	Five Below Inc.	2,780	568
	Harley-Davidson Inc.	11,876	565
*	Light & Wonder Inc.	8,571	537
	Genuine Parts Co.	3,006	532
	Ross Stores Inc.	4,245	469
	Aramark	12,046	443
*	Burlington Stores Inc.	2,025	434
*	American Axle & Manufacturing Holdings Inc.	47,100	414
*	Instructure Holdings Inc.	15,346	395
	Rush Enterprises Inc. Class A	6,711	380
*	Lululemon Athletica Inc.	1,210	374
	Dillard's Inc. Class A	987	352
*	Kura Sushi USA Inc. Class A	5,613	351
*	Green Brick Partners Inc.	11,015	344
*	Xponential Fitness Inc. Class A	13,286	337
*	Capri Holdings Ltd.	6,771	336
*	Chico's FAS Inc.	56,619	326
	Hibbett Inc.	4,445	320
*	Life Time Group Holdings Inc.	17,114	309
*	Clean Energy Fuels Corp.	52,618	295
	World Wrestling Entertainment Inc. Class A	3,491	293
*	Visteon Corp.	1,742	291
	Rollins Inc.	8,006	282
	Texas Roadhouse Inc. Class A	2,770	281
*	Bowlero Corp.	18,200	280
	Inter Parfums Inc.	2,284	275
*	XPEL Inc.	4,122	275
*	Dave & Buster's Entertainment Inc.	6,654	266
*	PowerSchool Holdings Inc. Class A	11,541	265
	Dick's Sporting Goods Inc.	2,050	264
*	Avis Budget Group Inc.	1,190	261
*	Copa Holdings SA Class A	2,799	259
*	Adtalem Global Education Inc.	6,406	251
	Service Corp. International	3,551	240
*	Frontier Group Holdings Inc.	20,218	238
	PVH Corp.	2,832	227
	RCI Hospitality Holdings Inc.	2,691	225
*	Destination XL Group Inc.	37,458	224
	Academy Sports & Outdoors Inc.	3,673	217
*	Stoneridge Inc.	9,000	214
	Bloomin' Brands Inc.	8,049	210
	Scholastic Corp.	4,078	186
	Oxford Industries Inc.	1,498	176

		Shares	Market Value ($000)
	Winmark Corp.	603	176
	Caleres Inc.	6,299	164
	Movado Group Inc.	4,728	164
*	Liberty Media Corp.- Liberty Formula One Class A	2,648	161
*	Grand Canyon Education Inc.	1,250	142
*	Liberty Media Corp.- Liberty Braves Class C	4,235	142
	Penske Automotive Group Inc.	967	139
*	Hyatt Hotels Corp. Class A	1,178	137
*	Cavco Industries Inc.	475	135
*	Build-A-Bear Workshop Inc.	6,053	127
	A-Mark Precious Metals Inc.	4,224	124
	Nexstar Media Group Inc. Class A	573	107
	Red Rock Resorts Inc. Class A	2,250	98
	Monarch Casino & Resort Inc.	966	71
	Churchill Downs Inc.	250	61
*	Driven Brands Holdings Inc.	2,160	60
			39,339
Consumer Staples (5.5%)
	McKesson Corp.	6,151	2,152
	Corteva Inc.	26,934	1,678
	Hershey Co.	6,965	1,660
	Archer-Daniels-Midland Co.	19,198	1,528
	General Mills Inc.	18,531	1,473
	Philip Morris International Inc.	6,742	656
*	Celsius Holdings Inc.	6,719	610
	Lamb Weston Holdings Inc.	5,996	603
	Weis Markets Inc.	7,193	550
	Ingles Markets Inc. Class A	5,523	494
*	Performance Food Group Co.	8,653	490
*	Hostess Brands Inc. Class A	19,358	478
	SpartanNash Co.	17,540	469
	Reynolds Consumer Products Inc.	16,328	448
	AmerisourceBergen Corp.	2,691	418
	Cal-Maine Foods Inc.	4,927	280
	MGP Ingredients Inc.	2,612	265
*	SunOpta Inc.	29,907	230
	Edgewell Personal Care Co.	5,337	228
*,1	Veru Inc.	57,358	227
*	Chefs' Warehouse Inc.	6,172	201
*	Post Holdings Inc.	1,839	165
	Campbell Soup Co.	3,003	158
*	United Natural Foods Inc.	2,988	122
	Vector Group Ltd.	8,592	114
*	TreeHouse Foods Inc.	1,495	73
*	Vita Coco Co. Inc.	4,219	71
*	Sprouts Farmers Market Inc.	1,911	58
			15,899
Energy (16.8%)
	Marathon Petroleum Corp.	19,849	2,453
	Exxon Mobil Corp.	21,904	2,407
	ConocoPhillips	22,922	2,369
	Schlumberger Ltd.	39,858	2,121
	Valero Energy Corp.	16,054	2,115
	EOG Resources Inc.	17,524	1,981
	Chevron Corp.	11,814	1,899
	Phillips 66	17,821	1,828
	Devon Energy Corp.	23,546	1,270

		Shares	Market Value ($000)
	Occidental Petroleum Corp.	20,448	1,197
*	Nabors Industries Ltd. (XNYS)	6,836	1,028
	Pioneer Natural Resources Co.	4,060	814
*	First Solar Inc.	4,802	812
	ChampionX Corp.	24,092	737
	Cheniere Energy Inc.	4,415	695
*	Enphase Energy Inc.	3,256	685
	Hess Corp.	4,470	602
*	Fluence Energy Inc.	30,463	569
	Helmerich & Payne Inc.	13,140	553
	APA Corp.	14,029	538
	Diamondback Energy Inc.	3,759	528
	Murphy Oil Corp.	13,216	516
*	Helix Energy Solutions Group Inc.	61,938	513
*	Array Technologies Inc.	27,336	512
	Marathon Oil Corp.	20,300	511
	NOV Inc.	23,006	503
	Matador Resources Co.	9,192	494
*	Oceaneering International Inc.	23,668	494
	Williams Cos. Inc.	15,412	464
*	Expro Group Holdings NV	20,230	460
	Ovintiv Inc. (XNYS)	10,518	450
	Targa Resources Corp.	6,005	445
	Texas Pacific Land Corp.	250	445
	DTE Midstream LLC	8,852	444
*	Centrus Energy Corp. Class A	9,595	430
*	Par Pacific Holdings Inc.	15,426	429
*	Shoals Technologies Group Inc. Class A	16,950	416
	PBF Energy Inc. Class A	9,217	403
	Warrior Met Coal Inc.	10,386	397
	HF Sinclair Corp.	7,815	389
	Civitas Resources Inc.	5,432	381
	EQT Corp.	11,463	380
*	Tidewater Inc.	7,599	371
*	Denbury Inc.	4,450	371
*	Weatherford International plc	5,530	368
	CVR Energy Inc.	11,412	362
	Alpha Metallurgical Resources Inc.	2,152	361
*	Valaris Ltd.	5,369	361
*	Kosmos Energy Ltd.	45,363	357
*	Stem Inc.	43,485	355
	Halliburton Co.	9,696	351
	Chord Energy Corp.	2,483	334
*	Peabody Energy Corp.	12,083	330
*,1	SunPower Corp.	20,826	313
*	Oil States International Inc.	33,718	308
	Cactus Inc. Class A	6,361	292
*	Amplify Energy Corp.	33,956	285
	CONSOL Energy Inc.	5,191	284
*	Talos Energy Inc.	15,966	284
*	MRC Global Inc.	25,001	280
*	NOW Inc.	21,476	276
	Northern Oil and Gas Inc.	8,859	275
	Range Resources Corp.	10,117	273
*	NextDecade Corp.	37,762	267
*,1	Borr Drilling Ltd.	36,128	261
*	W&T Offshore Inc.	44,062	247
[1]	HighPeak Energy Inc.	8,896	238

		Shares	Market Value ($000)
*	Southwestern Energy Co.	43,205	229
	New Fortress Energy Inc. Class A	6,778	224
*	Antero Resources Corp.	8,359	219
	Patterson-UTI Energy Inc.	16,010	219
*	TETRA Technologies Inc.	60,372	215
	Comstock Resources Inc.	17,599	214
*,1	Earthstone Energy Inc. Class A	14,967	209
	SunCoke Energy Inc.	21,507	205
	Permian resources Corp. Class A	18,935	205
*	Noble Corp. plc	4,803	200
*	CNX Resources Corp.	11,747	180
	Delek US Holdings Inc.	6,845	172
	Magnolia Oil & Gas Corp. Class A	7,884	172
	PDC Energy Inc.	2,552	171
	Sitio Royalties Corp. Class A	6,954	163
*	Ameresco Inc. Class A	3,426	151
	Solaris Oilfield Infrastructure Inc. Class A	15,293	137
	Liberty Energy Inc. Class A	8,843	135
*	REX American Resources Corp.	4,095	135
[1]	Kinetik Holdings Inc. Class A	4,170	124
	Coterra Energy Inc.	4,802	120
	Arcosa Inc.	1,943	118
*	TPI Composites Inc.	8,849	102
*	Golar LNG Ltd.	4,475	102
*	Gulfport Energy Corp.	1,491	99
	California Resources Corp.	2,108	89
*	Newpark Resources Inc.	16,936	75
*	NexTier Oilfield Solutions Inc.	5,944	54
*	SandRidge Energy Inc.	3,150	46
	Select Energy Services Inc. Class A	6,089	45
			49,010
Financials (11.1%)
	Unum Group	47,785	2,129
	Progressive Corp.	11,760	1,688
	FNB Corp.	107,728	1,537
	Chubb Ltd.	7,101	1,498
	American Financial Group Inc.	11,100	1,489
	Reinsurance Group of America Inc.	6,675	964
	CVB Financial Corp.	39,736	951
	W R Berkley Corp.	12,450	824
*	Genworth Financial Inc. Class A	125,560	782
	Aon plc Class A (XNYS)	2,512	764
	American International Group Inc.	11,457	700
*	Arch Capital Group Ltd.	9,592	671
	Assured Guaranty Ltd.	10,378	648
	Kinsale Capital Group Inc.	1,965	626
	Marsh & McLennan Cos. Inc.	3,842	623
	Ares Management Corp. Class A	7,717	622
	Affiliated Managers Group Inc.	3,714	592
	City Holding Co.	5,912	581
	Travelers Cos. Inc.	3,118	577
	Safety Insurance Group Inc.	7,082	571
	First BanCorp (XNYS)	38,650	561
	Employers Holdings Inc.	12,287	546
	LPL Financial Holdings Inc.	2,178	544
	Principal Financial Group Inc.	5,659	507
	Globe Life Inc.	4,140	504
	White Mountains Insurance Group Ltd.	320	462

		Shares	Market Value ($000)
	Erie Indemnity Co. Class A	1,946	458
	WesBanco Inc.	12,334	446
	First Citizens BancShares Inc. Class A	594	436
	Jefferies Financial Group Inc.	11,530	436
	Berkshire Hills Bancorp Inc.	14,779	429
	Washington Federal Inc.	10,691	375
	BancFirst Corp.	4,023	363
*	Brighthouse Financial Inc.	6,041	349
	NBT Bancorp Inc.	8,107	329
*	Avantax Inc.	11,441	327
	Towne Bank	10,777	327
	Federal Agricultural Mortgage Corp. Class C	2,217	315
	Nelnet Inc. Class A	3,358	315
*	EZCorp. Inc. Class A	35,543	313
*	StoneX Group Inc.	3,052	308
*	Ryan Specialty Holdings Inc.	7,254	306
	Hanmi Financial Corp.	11,671	276
	Amalgamated Financial Corp.	11,713	276
	Stock Yards Bancorp Inc.	4,249	249
	United Bankshares Inc.	5,831	238
	Banner Corp.	3,763	237
	Heritage Financial Corp.	8,103	226
	Arthur J Gallagher & Co.	1,107	207
*	Ambac Financial Group Inc.	12,162	201
	OFG Bancorp	6,565	200
	1st Source Corp.	3,980	198
	Enterprise Financial Services Corp.	3,334	182
*	Enova International Inc.	3,719	181
	RLI Corp.	1,220	168
	International Bancshares Corp.	3,212	156
	United Fire Group Inc.	5,461	156
	Raymond James Financial Inc.	1,419	154
	Stellar Bancorp Inc.	5,237	153
	Flushing Financial Corp.	7,046	137
	TriCo Bancshares	2,196	111
	Fulton Financial Corp.	6,231	107
	Old Republic International Corp.	3,978	105
	Northwest Bancshares Inc.	7,400	102
*	Texas Capital Bancshares Inc.	1,507	100
	First Bancorp (XNGS)	1,841	76
	Byline Bancorp Inc.	2,683	66
	Dime Community Bancshares Inc.	1,920	59
	Trustmark Corp.	1,914	56
			32,170
Health Care (18.4%)
*	Vertex Pharmaceuticals Inc.	6,634	1,926
	Cigna Group	6,530	1,907
*	Regeneron Pharmaceuticals Inc.	2,306	1,754
	Gilead Sciences Inc.	21,767	1,753
	Humana Inc.	3,539	1,752
	Agilent Technologies Inc.	12,208	1,733
	Eli Lilly & Co.	5,409	1,683
*	Moderna Inc.	10,309	1,431
*	DexCom Inc.	12,851	1,427
*	Boston Scientific Corp.	24,314	1,136
*	Alnylam Pharmaceuticals Inc.	5,243	1,004
*	Sarepta Therapeutics Inc.	7,994	976
	Amgen Inc.	3,824	886

		Shares	Market Value ($000)
	Merck & Co. Inc.	7,337	779
*	Pacific Biosciences of California Inc.	85,604	777
*	BioMarin Pharmaceutical Inc.	6,479	645
*	TransMedics Group Inc.	7,454	597
*	Sage Therapeutics Inc.	14,289	595
*	Novocure Ltd.	7,566	582
*	Shockwave Medical Inc.	3,033	577
	Cardinal Health Inc.	7,547	571
*	Biogen Inc.	2,082	562
*	Halozyme Therapeutics Inc.	11,641	559
*	Revance Therapeutics Inc.	16,039	557
*	Karuna Therapeutics Inc.	2,744	547
*	Amicus Therapeutics Inc.	40,131	529
*	Medpace Holdings Inc.	2,725	528
*	Apellis Pharmaceuticals Inc.	7,966	522
*	ADMA Biologics Inc.	145,253	516
*,1	Bionano Genomics Inc.	381,437	511
*	Insulet Corp.	1,835	507
*	Bioxcel Therapeutics Inc.	15,807	505
*	Inspire Medical Systems Inc.	1,804	469
*	Ventyx Biosciences Inc.	10,842	469
*	Ionis Pharmaceuticals Inc.	12,898	463
*	Immunovant Inc.	26,328	460
*	Acadia Healthcare Co. Inc.	6,225	451
*	Prothena Corp. plc	8,011	447
*	PROCEPT BioRobotics Corp.	11,945	447
*	Mersana Therapeutics Inc.	71,445	433
*	FibroGen Inc.	19,059	423
	HCA Healthcare Inc.	1,719	418
*	Geron Corp. (XNGS)	146,724	408
*	UFP Technologies Inc.	3,462	408
*	Zynex Inc.	30,463	394
*	Chinook Therapeutics Inc.	17,734	387
*	Hims & Hers Health Inc.	32,996	372
*	Viridian Therapeutics Inc.	11,232	368
*	Option Care Health Inc.	11,926	366
*	Neurocrine Biosciences Inc.	3,498	361
*	Dyne Therapeutics Inc.	27,511	354
*	Incyte Corp.	4,507	347
*	Inhibrx Inc.	14,240	343
*	Rocket Pharmaceuticals Inc.	17,795	342
*	Syndax Pharmaceuticals Inc.	13,069	331
*	Phreesia Inc.	8,675	319
*	Penumbra Inc.	1,214	316
*	Madrigal Pharmaceuticals Inc.	1,161	315
*	Akero Therapeutics Inc.	6,893	314
*	Provention Bio Inc.	37,229	309
*,1	Axsome Therapeutics Inc.	4,456	304
*	Deciphera Pharmaceuticals Inc.	20,547	298
*	Krystal Biotech Inc.	3,586	294
*	Catalyst Pharmaceuticals Inc.	18,867	288
*,1	Theravance Biopharma Inc.	25,803	279
*	REVOLUTION Medicines Inc.	10,297	276
*	Haemonetics Corp.	3,493	272
*	Axonics Inc.	4,475	269
*	CTI BioPharma Corp.	49,336	269
*	Alphatec Holdings Inc.	18,105	268
*	Lantheus Holdings Inc.	3,622	268

		Shares	Market Value ($000)
*	Amylyx Pharmaceuticals Inc.	7,615	265
*	Arcellx Inc.	9,407	263
*	Nuvalent Inc. Class A	8,634	262
*	Esperion Therapeutics Inc.	41,683	258
*	Silk Road Medical Inc.	4,793	254
*	AbCellera Biologics Inc.	29,672	249
*	Kiniksa Pharmaceuticals Ltd. Class A	19,167	246
*,1	ImmunityBio Inc.	100,889	246
*	Agenus Inc.	118,339	244
*	Cerevel Therapeutics Holdings Inc.	9,064	242
*	Treace Medical Concepts Inc.	10,983	236
*	Cogent Biosciences Inc.	17,665	234
*	4D Molecular Therapeutics Inc.	11,814	227
*,1	Liquidia Corp.	29,385	222
*	TG Therapeutics Inc.	13,770	221
*	IGM Biosciences Inc.	10,348	217
*	IVERIC bio Inc.	10,332	215
*	Vaxcyte Inc.	5,131	210
*	Bluebird Bio Inc.	40,208	209
*	DICE Therapeutics Inc.	6,900	206
*	Reata Pharmaceuticals Inc. Class A	6,339	198
*	Celldex Therapeutics Inc.	4,527	194
*	MannKind Corp.	36,292	192
*	Day One Biopharmaceuticals Inc.	10,372	191
*	Ideaya Biosciences Inc.	10,503	185
*	Addus HomeCare Corp.	1,678	182
*	Prometheus Biosciences Inc.	1,428	175
*	Cytokinetics Inc.	3,968	172
[1]	SIGA Technologies Inc.	24,578	168
*	Harmony Biosciences Holdings Inc.	3,688	162
*	Rapt Therapeutics Inc.	5,081	150
	Ensign Group Inc.	1,588	142
*	Paragon 28 Inc.	8,030	141
*	Supernus Pharmaceuticals Inc.	3,487	131
*	Evolent Health Inc. Class A	3,521	123
*	Verve Therapeutics Inc.	6,344	121
*	Axogen Inc.	14,075	116
*	Dynavax Technologies Corp.	10,736	111
*	Corcept Therapeutics Inc.	5,240	109
*	Alignment Healthcare Inc.	10,545	105
*	Replimune Group Inc.	4,724	103
*	Seres Therapeutics Inc.	18,294	92
*	Cara Therapeutics Inc.	8,977	91
*	Prestige Consumer Healthcare Inc.	1,493	90
*	Aclaris Therapeutics Inc.	7,085	88
*	Fulcrum Therapeutics Inc.	14,548	88
*	ViewRay Inc.	19,076	82
*,1	Cassava Sciences Inc.	3,328	82
*	Adicet Bio Inc.	9,535	75
*	DocGo Inc.	8,180	75
*	Privia Health Group Inc.	2,530	71
*	Keros Therapeutics Inc.	1,205	64
*,1	Point Biopharma Global Inc.	8,392	63
*	Amphastar Pharmaceuticals Inc.	1,910	61
*	Relmada Therapeutics Inc.	16,214	58
	Atrion Corp.	99	56
*	Agios Pharmaceuticals Inc.	2,108	53

		Shares	Market Value ($000)
*	Sight Sciences Inc.	4,503	49
			53,388
Industrials (17.4%)
	Caterpillar Inc.	8,776	2,102
	Northrop Grumman Corp.	3,828	1,777
	Deere & Co.	3,716	1,558
	Lockheed Martin Corp.	2,837	1,346
	General Electric Co.	14,841	1,257
	General Dynamics Corp.	5,510	1,256
	Carlisle Cos. Inc.	4,777	1,234
*	Boeing Co.	6,005	1,210
	Automatic Data Processing Inc.	5,365	1,179
	Huntington Ingalls Industries Inc.	4,750	1,022
*	Modine Manufacturing Co.	40,868	998
*	O-I Glass Inc.	41,400	920
	United Rentals Inc.	1,940	909
	Valmont Industries Inc.	2,821	895
	Silgan Holdings Inc.	14,445	771
*	Axon Enterprise Inc.	3,771	755
	WW Grainger Inc.	1,113	744
	Comfort Systems USA Inc.	5,104	742
*	WESCO International Inc.	4,302	712
	Griffon Corp.	19,291	704
*	Bloom Energy Corp. Class A	32,002	694
	Terex Corp.	11,688	692
*	Atkore Inc.	4,718	689
*	Fair Isaac Corp.	958	649
	Schneider National Inc. Class B	22,220	624
*	Fluor Corp.	16,672	611
	Applied Industrial Technologies Inc.	4,073	582
	Quanta Services Inc.	3,608	582
	EnPro Industries Inc.	5,319	572
*	WillScot Mobile Mini Holdings Corp.	10,994	565
*	ExlService Holdings Inc.	3,333	548
	H&E Equipment Services Inc.	9,836	546
	Ryder System Inc.	5,444	533
	AGCO Corp.	3,741	527
	Hubbell Inc. Class B	2,065	519
	Curtiss-Wright Corp.	2,948	515
*	Huron Consulting Group Inc.	7,066	496
	Booz Allen Hamilton Holding Corp. Class A	4,822	457
*	Hudson Technologies Inc.	44,980	456
	Triton International Ltd.	6,485	447
*,1	Frontline plc	23,302	440
	Xylem Inc.	4,268	438
*	CBIZ Inc.	8,538	428
*	Target Hospitality Corp.	28,744	426
	Encore Wire Corp.	2,184	422
*	Shift4 Payments Inc. Class A	6,405	413
*	Titan Machinery Inc.	8,417	385
	nVent Electric plc	7,959	365
	McGrath RentCorp.	3,509	361
	Nordic American Tankers Ltd.	81,425	361
	Belden Inc.	4,128	348
	DHT Holdings Inc.	29,933	346
*	ATI Inc.	8,463	344
	Wabash National Corp.	12,502	343
*	SPX Technologies Inc.	4,786	337

		Shares	Market Value ($000)
[1]	Flex LNG Ltd.	9,622	334
	CRA International Inc.	2,637	328
*	AvidXchange Holdings Inc.	32,279	321
	Covenant Logistics Group Inc. Class A	8,955	310
*	Napco Security Technologies Inc.	9,317	294
	ICF International Inc.	2,808	279
*	GMS Inc.	4,455	271
	AAON Inc.	2,908	265
*	Titan International Inc.	21,156	263
	Cadre Holdings Inc.	12,113	260
	Cummins Inc.	1,064	259
*	AAR Corp.	4,755	259
*	International Money Express Inc.	10,085	258
*	Remitly Global Inc.	17,484	256
	HEICO Corp.	1,509	250
*	Teekay Tankers Ltd. Class A	5,469	247
*	Flywire Corp.	9,745	241
*	BlueLinx Holdings Inc.	2,836	239
*	Paylocity Holding Corp.	1,241	239
*	Cross Country Healthcare Inc.	8,865	235
*	Dycom Industries Inc.	2,792	235
	Marten Transport Ltd.	10,315	228
*	Donnelley Financial Solutions Inc.	5,093	216
*	StoneCo. Ltd. Class A	25,196	214
	Dorian LPG Ltd.	9,664	212
	Eagle Bulk Shipping Inc.	3,246	212
*	MYR Group Inc.	1,714	207
	Emerson Electric Co.	2,479	205
	International Seaways Inc.	3,888	200
*	Payoneer Global Inc.	34,546	200
*	Energy Recovery Inc.	8,718	192
*	NV5 Global Inc.	1,825	192
	Scorpio Tankers Inc.	2,923	176
*	Construction Partners Inc. Class A	6,305	171
*	CoreCivic Inc.	16,811	163
	Graphic Packaging Holding Co.	6,819	162
	Trinity Industries Inc.	5,570	156
	Eneti Inc.	14,763	156
	Standex International Corp.	1,341	155
	ArcBest Corp.	1,560	150
	Moog Inc. Class A	1,469	145
*	Teekay Corp.	23,149	144
*	MasTec Inc.	1,423	139
*	Montrose Environmental Group Inc.	2,857	139
	Toro Co.	1,230	136
	Resources Connection Inc.	7,392	134
	GATX Corp.	1,163	127
	MDU Resources Group Inc.	3,910	125
*	I3 Verticals Inc. Class A	5,002	123
*	AeroVironment Inc.	1,403	120
	Ardmore Shipping Corp.	6,518	118
*	Aersale Corp.	5,257	104
	AECOM	1,151	99
	ESCO Technologies Inc.	829	77
*	Sterling Infrastructure Inc.	1,722	66
	SFL Corp. Ltd.	6,280	65
	Enerpac Tool Group Corp. Class A	2,370	64
*	PGT Innovations Inc.	2,965	63

		Shares	Market Value ($000)
*	Thermon Group Holdings Inc.	2,349	62
*	Franklin Covey Co.	1,310	61
	REV Group Inc.	4,232	50
			50,523
Real Estate (0.1%)
*	GEO Group Inc.	19,951	175
*	CoStar Group Inc.	836	59
			234
Technology (9.3%)
	KLA Corp.	6,238	2,367
*	Cadence Design Systems Inc.	7,439	1,435
*	Synopsys Inc.	3,785	1,377
*	Rambus Inc.	26,569	1,175
*	Lattice Semiconductor Corp.	13,015	1,106
	Oracle Corp.	11,063	967
*	Toast Inc. Class A	42,657	807
	Jabil Inc.	9,485	788
	Amdocs Ltd.	8,388	769
	Vertiv Holdings Co. Class A	45,182	734
*	ON Semiconductor Corp.	9,447	731
*	Box Inc. Class A	20,361	679
*	Impinj Inc.	5,086	675
	National Instruments Corp.	12,230	618
*	SPS Commerce Inc.	3,990	601
*	Axcelis Technologies Inc.	4,528	582
*	Fabrinet	4,704	573
	Amkor Technology Inc.	20,887	538
*	Aspen Technology Inc.	2,445	518
	International Business Machines Corp.	3,491	451
*	Gartner Inc.	1,355	444
*	Agilysys Inc.	5,309	424
*	PDF Solutions Inc.	11,171	418
*	Allegro MicroSystems Inc.	9,246	404
	CTS Corp.	9,282	402
*	Super Micro Computer Inc.	3,860	378
	Clear Secure Inc. Class A	11,830	364
*,1	GLOBALFOUNDRIES Inc.	5,576	364
*	Nutanix Inc. Class A	12,527	354
*	Photronics Inc.	19,827	349
*	Wix.com Ltd.	3,783	343
*	Magnite Inc.	29,172	325
*	Model N Inc.	9,343	310
*	Sanmina Corp.	4,965	300
*	Wolfspeed Inc.	4,008	297
*	Pinterest Inc. Class A	11,689	294
*	NerdWallet Inc. Class A	13,478	278
*	Credo Technology Group Holding Ltd.	24,444	259
*	PTC Inc.	2,053	257
	Science Applications International Corp.	2,399	256
*	Parsons Corp.	5,535	249
	Adeia Inc.	24,809	245
*	indie Semiconductor Inc.	23,061	241
*	Intapp Inc.	5,744	227
*	Zeta Global Holdings Corp. Class A	21,068	224
*	GoDaddy Inc. Class A	2,711	205
*	EverQuote Inc. Class A	14,932	204
*	TTM Technologies Inc.	14,855	197

		Shares	Market Value ($000)
	A10 Networks Inc.	9,959	152
*	Alteryx Inc. Class A	2,027	132
*	DoubleVerify Holdings Inc.	4,765	125
	Hackett Group Inc.	6,442	120
*	Planet Labs PBC	23,360	108
*	CACI International Inc. Class A	288	84
*	Avid Technology Inc.	2,595	75
*	Sprout Social Inc. Class A	1,113	68
*	Edgio Inc.	52,420	65
			27,032
Telecommunications (1.9%)
	Motorola Solutions Inc.	4,564	1,200
*	T-Mobile US Inc.	8,406	1,195
*	Iridium Communications Inc.	10,173	624
*	Arista Networks Inc.	4,464	619
*	Extreme Networks Inc.	23,217	435
*	Clearfield Inc.	4,783	300
*	Digi International Inc.	8,621	288
*	Globalstar Inc.	207,197	265
*	CommScope Holding Co. Inc.	34,124	247
*	Harmonic Inc.	16,334	215
*	Lightwave Logic Inc.	17,593	104
*	Calix Inc.	2,019	103
	Ubiquiti Inc.	195	52
			5,647
Utilities (0.4%)
*	Sunrun Inc.	22,577	543
*	Clean Harbors Inc.	2,188	289
*,1	NuScale Power Corp.	18,795	195
*,1	Vertex Energy Inc.	19,078	181
	Aris Water Solution Inc. Class A	3,565	50
			1,258
Total Common Stocks (Cost $270,574)			289,360
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $5,459)	54,596	5,459
Total Investments (101.4%) (Cost $276,033)			294,819
Other Assets and Liabilities—Net (-1.4%)			(4,097)
Net Assets (100%)			290,722
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,017,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $4,379,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	5	994	(43)
Micro E-mini S&P 500 Index	March 2023	10	199	5
				(38)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.